Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Share capital and premium	Reserve from share-based payment transactions	Warrants	Transactions with non-controlling interests	Other reserves	Accumulated deficit	Total	Non-controlling interests	Total
Balance at Dec. 31, 2024	$ 70,886	$ 5,746	$ 5,190	$ 810	$ 497	$ (74,975)	$ 8,154	$ 785	$ 8,939
Net loss						(9,328)	(9,328)	(84)	(9,412)
Recognition of conversion feature in convertible debenture	126						126		126
Cost of share-based payment		266					266		266
Balance at Jun. 30, 2025	71,012	6,012	5,190	810	497	(84,303)	(782)	701	(81)
Balance at Dec. 31, 2025	76,481	6,613	5,190	1,202	1,907	(87,154)	4,239	908	5,147
Net loss						(5,371)	(5,371)	(680)	(6,051)
Issuance of ordinary shares, net of issue expenses	832						832		832
Issuance of ordinary shares, net of issue expenses	766						766		766
Issuance and exercise of warrants			1,028				1,028		1,028
Transaction with non-controlling interests				1,851			1,851	6,501	8,352
Cost of subsidiaries share-based payment								597	597
Cost of share-based payment		600					600		600
Balance at Jun. 30, 2026	$ 78,079	$ 7,213	$ 6,218	$ 3,053	$ 1,907	$ (92,525)	$ 3,945	$ 7,326	$ 11,271